Average Annual Total Returns	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A After Taxes on Distributions 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A After Taxes on Distributions 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A After Taxes on Distributions 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A After Taxes on Distributions and Sales 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A After Taxes on Distributions and Sales 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A After Taxes on Distributions and Sales 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class A ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class C ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I 10 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Retail Strategic Municipal Income Fund Thornburg Strategic Municipal Income Fund Class I ICE BofAML US Municipal Master Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A 10 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A After Taxes on Distributions 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A After Taxes on Distributions 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A After Taxes on Distributions 10 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 10 Years
Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class A
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year

Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class A
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class A
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																					Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class D 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class D 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class D 10 Years
Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class D
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year

Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class D
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class D
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																											Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class I 1 Year	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class I 5 Years	Retail Intermediate New Mexico Fund Thornburg New Mexico Intermediate Municipal Fund - Class I 10 Years
Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class I
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year

Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class I
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Retail
Intermediate New Mexico Fund
Thornburg New Mexico Intermediate Municipal Fund - Class I
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A 1 Year	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A 5 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A 10 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A After Taxes on Distributions 1 Year	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A After Taxes on Distributions 5 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A After Taxes on Distributions 10 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 5 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 10 Years
Retail
Intermediate New York Fund
Thornburg New York Intermediate Municipal Fund - Class A
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year

Retail
Intermediate New York Fund
Thornburg New York Intermediate Municipal Fund - Class A
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Retail
Intermediate New York Fund
Thornburg New York Intermediate Municipal Fund - Class A
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																													Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I 1 Year	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I 5 Years	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I Since Inception	Retail Intermediate New York Fund Thornburg New York Intermediate Municipal Fund - Class I Inception Date
Retail
Intermediate New York Fund
Thornburg New York Intermediate Municipal Fund - Class I
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year

Retail
Intermediate New York Fund
Thornburg New York Intermediate Municipal Fund - Class I
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Retail
Intermediate New York Fund
Thornburg New York Intermediate Municipal Fund - Class I
ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																				Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A After Taxes on Distributions 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A After Taxes on Distributions 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A After Taxes on Distributions 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A After Taxes on Distributions and Sales 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A After Taxes on Distributions and Sales 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class A Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class C Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes) 10 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Strategic Income Fund Thornburg Strategic Income Fund - Class I Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Value Fund Thornburg International Value Fund - Class A 1 Year	Retail International Value Fund Thornburg International Value Fund - Class A 5 Years	Retail International Value Fund Thornburg International Value Fund - Class A 10 Years	Retail International Value Fund Thornburg International Value Fund - Class A After Taxes on Distributions 1 Year	Retail International Value Fund Thornburg International Value Fund - Class A After Taxes on Distributions 5 Years	Retail International Value Fund Thornburg International Value Fund - Class A After Taxes on Distributions 10 Years	Retail International Value Fund Thornburg International Value Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail International Value Fund Thornburg International Value Fund - Class A After Taxes on Distributions and Sales 5 Years	Retail International Value Fund Thornburg International Value Fund - Class A After Taxes on Distributions and Sales 10 Years	Retail International Value Fund Thornburg International Value Fund - Class A MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Value Fund Thornburg International Value Fund - Class A MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Value Fund Thornburg International Value Fund - Class A MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Value Fund Thornburg International Value Fund - Class A MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Value Fund Thornburg International Value Fund - Class A MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Value Fund Thornburg International Value Fund - Class A MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Value Fund Thornburg International Value Fund - Class C 1 Year	Retail International Value Fund Thornburg International Value Fund - Class C 5 Years	Retail International Value Fund Thornburg International Value Fund - Class C 10 Years	Retail International Value Fund Thornburg International Value Fund - Class C MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Value Fund Thornburg International Value Fund - Class C MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Value Fund Thornburg International Value Fund - Class C MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Value Fund Thornburg International Value Fund - Class C MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Value Fund Thornburg International Value Fund - Class C MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Value Fund Thornburg International Value Fund - Class C MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Value Fund Thornburg International Value Fund - Class I 1 Year	Retail International Value Fund Thornburg International Value Fund - Class I 5 Years	Retail International Value Fund Thornburg International Value Fund - Class I 10 Years	Retail International Value Fund Thornburg International Value Fund - Class I MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Value Fund Thornburg International Value Fund - Class I MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Value Fund Thornburg International Value Fund - Class I MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Value Fund Thornburg International Value Fund - Class I MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Value Fund Thornburg International Value Fund - Class I MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Value Fund Thornburg International Value Fund - Class I MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class A 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A After Taxes on Distributions 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class A After Taxes on Distributions 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A After Taxes on Distributions 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class A After Taxes on Distributions and Sales 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A After Taxes on Distributions and Sales 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class A MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class A MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class C 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class C 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class C 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class C MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class C MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class C MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class I 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class I 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class I 10 Years	Retail International Growth Fund Thornburg International Growth Fund - Class I MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail International Growth Fund Thornburg International Growth Fund - Class I MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail International Growth Fund Thornburg International Growth Fund - Class I MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A After Taxes on Distributions 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A After Taxes on Distributions 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A After Taxes on Distributions 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A After Taxes on Distributions and Sales 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A After Taxes on Distributions and Sales 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class A Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class C Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I 10 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Income Builder Fund Thornburg Investment Income Builder Fund - Class I Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A After Taxes on Distributions 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A After Taxes on Distributions 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A After Taxes on Distributions 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A After Taxes on Distributions and Sales 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A After Taxes on Distributions and Sales 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class A MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class C MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I 10 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Global Opportunities Fund Thornburg Global Opportunities Fund - Class I MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class A 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class A 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class A 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class A After Taxes on Distributions 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class A After Taxes on Distributions 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class A After Taxes on Distributions 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class A After Taxes on Distributions and Sales 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class A After Taxes on Distributions and Sales 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class A After Taxes on Distributions and Sales 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class A MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class A MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class A MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class C 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class C 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class C 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class C MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class C MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class C MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class I 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class I 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class I 10 Years	Retail Developing World Fund Thornburg Developing World Fund Class I MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retail Developing World Fund Thornburg Developing World Fund Class I MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retail Developing World Fund Thornburg Developing World Fund Class I MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retail Better World International Fund Thornburg Better World International Fund - Class A 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class A Since Inception	Retail Better World International Fund Thornburg Better World International Fund - Class A Inception Date	Retail Better World International Fund Thornburg Better World International Fund - Class A After Taxes on Distributions 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class A After Taxes on Distributions Since Inception	Retail Better World International Fund Thornburg Better World International Fund - Class A After Taxes on Distributions and Sales 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class A After Taxes on Distributions and Sales Since Inception	Retail Better World International Fund Thornburg Better World International Fund - Class A MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year
Retail
Better World International Fund
Thornburg Better World International Fund - Class A
MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Since Inception
																																																																																																																																																																																																																																															Retail Better World International Fund Thornburg Better World International Fund - Class C 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class C Since Inception	Retail Better World International Fund Thornburg Better World International Fund - Class C Inception Date	Retail Better World International Fund Thornburg Better World International Fund - Class C MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year
Retail
Better World International Fund
Thornburg Better World International Fund - Class C
MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Since Inception
																																																																																																																																																																																																																																																				Retail Better World International Fund Thornburg Better World International Fund - Class I 1 Year	Retail Better World International Fund Thornburg Better World International Fund - Class I Since Inception	Retail Better World International Fund Thornburg Better World International Fund - Class I Inception Date	Retail Better World International Fund Thornburg Better World International Fund - Class I MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year
Retail
Better World International Fund
Thornburg Better World International Fund - Class I
MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Since Inception
																																																																																																																																																																																																																																																									Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I 1 Year	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I 5 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I 10 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I After Taxes on Distributions 1 Year	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I After Taxes on Distributions 5 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I After Taxes on Distributions 10 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I After Taxes on Distributions and Sales 1 Year	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I After Taxes on Distributions and Sales 5 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I After Taxes on Distributions and Sales 10 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I S P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I S P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Retail Long/Short Equity Fund Thornburg Long/Short Equity Fund- Class I S P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Inception Date	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 After Taxes on Distributions 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 After Taxes on Distributions 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 After Taxes on Distributions Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 After Taxes on Distributions and Sales 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 After Taxes on Distributions and Sales 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 After Taxes on Distributions and Sales Since Inception
Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R3
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R3
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R3
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																		Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R3 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Inception Date
Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R4
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R4
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R4
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																												Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R4 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Inception Date
Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R5
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R5
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R5
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																						Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R5 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Since Inception	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Inception Date
Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R6
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Strategic Income Fund
Thornburg Strategic Income Fund - Class R6
Bloomberg Barclays US Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																														Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Strategic Income Fund Thornburg Strategic Income Fund - Class R6 Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement International Value Fund Thornburg International Value Fund - Class R3 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R3 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 After Taxes on Distributions 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R3 After Taxes on Distributions 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 After Taxes on Distributions 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 After Taxes on Distributions and Sales 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R3 After Taxes on Distributions and Sales 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 After Taxes on Distributions and Sales 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R3 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R3 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R3 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R4 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R4 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R4 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R4 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R5 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R5 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R5 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R5 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement International Value Fund Thornburg International Value Fund - Class R6 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R6 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R6 Since Inception	Retirement International Value Fund Thornburg International Value Fund - Class R6 Inception Date	Retirement International Value Fund Thornburg International Value Fund - Class R6 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R6 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R6 MSCI EAFE Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement International Value Fund Thornburg International Value Fund - Class R6 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Value Fund Thornburg International Value Fund - Class R6 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement International Value Fund Thornburg International Value Fund - Class R6 MSCI ACWI ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 After Taxes on Distributions 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 After Taxes on Distributions 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 After Taxes on Distributions 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 After Taxes on Distributions and Sales 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 After Taxes on Distributions and Sales 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 After Taxes on Distributions and Sales 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R3 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years
Retirement
International Growth Fund
Thornburg International Growth Fund - Class R3
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																							Retirement International Growth Fund Thornburg International Growth Fund - Class R4 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R4 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years
Retirement
International Growth Fund
Thornburg International Growth Fund - Class R4
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																													Retirement International Growth Fund Thornburg International Growth Fund - Class R5 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 10 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R5 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years
Retirement
International Growth Fund
Thornburg International Growth Fund - Class R5
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																			Retirement International Growth Fund Thornburg International Growth Fund - Class R6 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 5 Years	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 Since Inception	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 Inception Date	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement International Growth Fund Thornburg International Growth Fund - Class R6 MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years
Retirement
International Growth Fund
Thornburg International Growth Fund - Class R6
MSCI ACWI ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																										Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 After Taxes on Distributions 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 After Taxes on Distributions 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 After Taxes on Distributions 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 After Taxes on Distributions and Sales 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 After Taxes on Distributions and Sales 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 After Taxes on Distributions and Sales 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R3 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R4 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R5 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Since Inception	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Inception Date	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Income Builder Fund Thornburg Investment Income Builder Fund - Class R6 Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 After Taxes on Distributions 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 After Taxes on Distributions 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 After Taxes on Distributions 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 After Taxes on Distributions and Sales 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 After Taxes on Distributions and Sales 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 After Taxes on Distributions and Sales 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R3 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R4 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R5 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 10 Years	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 Since Inception	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 Inception Date	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Global Opportunities Fund Thornburg Global Opportunities Fund - Class R6 MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement Developing World Fund Thornburg Developing World Fund Class R5 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R5 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R5 Since Inception	Retirement Developing World Fund Thornburg Developing World Fund Class R5 Inception Date	Retirement Developing World Fund Thornburg Developing World Fund Class R5 After Taxes on Distributions 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R5 After Taxes on Distributions 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R5 After Taxes on Distributions Since Inception	Retirement Developing World Fund Thornburg Developing World Fund Class R5 After Taxes on Distributions and Sales 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R5 After Taxes on Distributions and Sales 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R5 After Taxes on Distributions and Sales Since Inception	Retirement Developing World Fund Thornburg Developing World Fund Class R5 MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R5 MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R5 MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement Developing World Fund Thornburg Developing World Fund Class R6 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R6 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R6 Since Inception	Retirement Developing World Fund Thornburg Developing World Fund Class R6 Inception Date	Retirement Developing World Fund Thornburg Developing World Fund Class R6 MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 1 Year	Retirement Developing World Fund Thornburg Developing World Fund Class R6 MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) 5 Years	Retirement Developing World Fund Thornburg Developing World Fund Class R6 MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 10 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 After Taxes on Distributions 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 After Taxes on Distributions 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 After Taxes on Distributions 10 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 After Taxes on Distributions and Sales 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 After Taxes on Distributions and Sales 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R3 After Taxes on Distributions and Sales 10 Years
Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R3
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R3
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R3
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																				Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R4 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R4 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R4 Since Inception
Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R4
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R4
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R4
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R5 1 Year	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R5 5 Years	Retirement Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class R5 Since Inception
Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R5
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R5
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class R5
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 10 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 After Taxes on Distributions 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 After Taxes on Distributions 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 After Taxes on Distributions 10 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 After Taxes on Distributions and Sales 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 After Taxes on Distributions and Sales 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R3 After Taxes on Distributions and Sales 10 Years
Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R3
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R3
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R3
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																												Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 Since Inception	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R4 Inception Date
Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R4
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R4
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R4
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																			Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 5 Years	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 Since Inception	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R5 Inception Date
Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R5
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R5
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R5
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R6 1 Year	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R6 Since Inception	Retirement Limited Term Income Fund Thornburg Limited Term Income Fund - Class R6 Inception Date
Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R6
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Retirement
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class R6
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Since Inception

Total	3.50%	2.01%	4.13%	3.50%	2.01%	4.10%	3.12%	2.08%	3.88%	7.74%	3.60%	4.49%	4.43%	1.99%	3.98%	7.74%	3.60%	4.49%	5.75%	2.69%	4.63%	7.74%	3.60%	4.49%	2.37%	1.51%	2.41%	2.37%	1.51%	2.40%	2.34%	1.69%	2.47%	7.01%	3.21%	3.98%	4.21%	1.69%	2.36%	7.01%	3.21%	3.98%	4.80%	2.26%	2.95%	7.01%	3.21%	3.98%	2.46%	1.39%	2.68%	2.46%	1.39%	2.68%	2.39%	1.59%	2.67%	7.01%	3.21%	3.98%	4.90%	2.12%	3.26%	Feb. 01, 2010	7.01%	3.21%	3.94%	2.73%	2.82%	5.25%	1.30%	1.37%	3.13%	1.60%	1.48%	3.18%	9.29%	3.44%	4.12%	12.45%	4.29%	5.03%	5.68%	3.06%	5.10%	9.29%	3.44%	4.12%	12.45%	4.29%	5.03%	7.91%	4.12%	6.10%	9.29%	3.44%	4.12%	12.45%	4.29%	5.03%	22.86%	4.88%	4.59%	20.77%	2.55%	3.04%	14.58%	3.32%	3.27%	22.01%	5.67%	5.50%	21.51%	5.51%	4.97%	26.68%	5.05%	4.29%	22.01%	5.67%	5.50%	21.51%	5.51%	4.97%	29.09%	6.22%	5.46%	22.01%	5.67%	5.50%	21.51%	5.51%	4.97%	20.20%	6.23%	9.29%	19.92%	5.80%	8.80%	12.05%	4.81%	7.51%	27.34%	7.30%	6.24%	23.98%	6.41%	8.96%	27.34%	7.30%	6.24%	26.27%	7.63%	10.27%	27.34%	7.30%	6.24%	12.39%	4.98%	7.02%	10.43%	3.14%	4.97%	7.28%	2.95%	4.56%	22.87%	7.45%	8.20%	15.86%	5.18%	6.75%	22.87%	7.45%	8.20%	17.95%	6.25%	7.84%	22.87%	7.45%	8.20%	22.57%	4.32%	9.27%	21.99%	3.93%	8.88%	13.54%	3.18%	7.41%	26.60%	8.41%	8.79%	26.41%	4.49%	8.93%	26.60%	8.41%	8.79%	28.74%	5.64%	10.21%	26.60%	8.41%	8.79%	23.21%	4.19%	6.41%	22.59%	3.93%	6.27%	13.74%	3.12%	5.10%	18.42%	5.61%	3.68%	27.13%	4.37%	6.14%	18.42%	5.61%	3.68%	29.49%	5.59%	7.42%	18.42%	5.61%	3.68%	18.19%	7.72%	Oct. 01, 2015	17.62%	5.89%	10.77%	5.21%	21.51%	8.79%	21.94%	8.28%	Oct. 01, 2015	21.51%	8.79%	24.56%	9.71%	Oct. 01, 2015	21.51%	8.79%	8.50%	4.24%	7.42%	8.03%	3.44%	4.94%	5.37%	3.51%	5.29%	31.49%	15.27%	13.56%	7.23%	3.64%	4.40%	May 01, 2012	5.83%	2.22%	2.53%	4.26%	2.13%	2.55%	9.29%	3.44%	3.25%	12.45%	4.29%	4.42%	7.14%	3.61%	3.51%	Feb. 01, 2014	9.29%	3.44%	3.62%	12.45%	4.29%	4.53%	7.91%	4.11%	4.82%	May 01, 2012	9.29%	3.44%	3.25%	12.45%	4.29%	4.42%	7.96%	4.86%	Apr. 10, 2017	9.29%	4.23%	12.45%	5.62%	28.39%	5.65%	4.89%	26.19%	3.37%	3.39%	17.90%	3.96%	3.55%	22.01%	5.67%	5.50%	21.51%	5.51%	4.97%	28.67%	5.87%	5.10%	22.01%	5.67%	5.50%	21.51%	5.51%	4.97%	29.01%	6.16%	5.38%	22.01%	5.67%	5.50%	21.51%	5.51%	4.97%	29.29%	6.38%	6.00%	May 01, 2012	22.01%	5.67%	6.87%	21.51%	5.51%	5.86%	25.66%	7.08%	9.71%	25.35%	6.65%	9.22%	15.29%	5.50%	7.87%	27.34%	7.30%	6.24%	25.77%	7.19%	9.83%	27.34%	7.30%	6.24%	26.24%	7.62%	10.27%	27.34%	7.30%	6.24%	26.39%	7.73%	7.63%	Feb. 01, 2013	27.34%	7.30%	6.37%	17.28%	5.59%	7.18%	15.38%	3.89%	5.26%	10.18%	3.50%	4.77%	22.87%	7.45%	8.20%	17.35%	5.68%	7.29%	22.87%	7.45%	8.20%	17.85%	6.12%	7.72%	22.87%	7.45%	8.20%	18.08%	8.79%	Apr. 10, 2017	22.87%	9.75%	28.09%	5.09%	9.65%	27.47%	4.75%	9.27%	16.82%	3.82%	7.75%	26.60%	8.41%	8.79%	28.27%	5.19%	9.75%	26.60%	8.41%	8.79%	28.76%	5.63%	10.20%	26.60%	8.41%	8.79%	28.96%	5.60%	Apr. 10, 2017	26.60%	11.14%	29.53%	5.60%	4.90%	Feb. 01, 2013	28.90%	5.20%	4.57%	17.48%	4.16%	3.68%	18.42%	5.61%	3.04%	29.66%	5.70%	5.00%	Feb. 01, 2013	18.42%	5.61%	3.04%	3.52%	1.19%	1.51%	2.81%	0.54%	0.73%	2.08%	0.62%	0.84%	5.20%	1.99%	2.38%	3.52%	1.19%	1.21%	5.20%	1.99%	1.97%	3.84%	1.53%	1.29%	5.20%	1.99%	1.62%	5.15%	2.28%	3.31%	3.94%	1.39%	2.23%	3.08%	1.35%	2.12%	6.80%	2.57%	3.05%	5.16%	2.30%	2.28%	Feb. 01, 2014	6.80%	2.57%	2.54%	5.66%	2.65%	2.80%	May 01, 2012	6.80%	2.57%	2.28%	5.75%	3.42%	Apr. 10, 2017	6.80%	3.25%